Document and Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2023
Entity File Number	001-41611
Entity Registrant Name	Hesai Group
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	9th Floor, Building L2-B
Entity Address, Address Line Two	1588 Zhuguang Road, Qingpu District
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	201702
Entity Address, Country	CN
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001861737
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	Deloitte Touche Tohmatsu Certified Public Accountants LLP
Auditor Location	Shanghai, the People’s Republic of China
Auditor Firm ID	1113
American depositary shares
Document Information [Line Items]
Title of 12(b) Security	American depositary shares, each representing one Class B ordinary share
Trading Symbol	HSAI
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	2,631,222
Class B ordinary share
Document Information [Line Items]
Title of 12(b) Security	Class B ordinary share, par value US$0.0001 per share
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
Entity Common Stock, Shares Outstanding	96,995,110
Class A ordinary share
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	30,033,379
Business Contact
Document Information [Line Items]
Contact Personnel Name	Louis T. Hsieh, Global Chief Financial Officer
Entity Address, Address Line One	9th Floor, Building L2-B
Entity Address, Address Line Two	1588 Zhuguang Road
Entity Address, Address Line Three	Qingpu District
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	201702
Entity Address, Country	CN
Contact Personnel Email Address	ir@hesaitech.com
Country Region	+86
City Area Code	21
Local Phone Number	3158-8240